Note 16 - Other Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Schedule of other nonoperating income (expense) [text block]
	December 31,	December 31,	December 31,
	2024	2023	2022
Foreign exchange gain (loss)	$(4,338)	1,485	$(780)
Interest (expense) income	(7,274)	(8,147)	328
Realized gain (loss) on marketable securities	306	90	(220)
Other non-operating income	298	100	11
Reversal of impairment (Note 8)	—	—	1,338
Year ended December 31	$(11,008)	$(6,472)	$677